Payments, by Category - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Total	Alcoa Of Australia Limited [Member]	Alcoa World Alumina Brasil Limited [Member]	Alcoa Aluminio S A [Member]	Alcoa Fuels, Inc. [Member]
Payments:
Taxes	$ 183.6	$ 183.0		$ 0.2	$ 0.4
Royalties	60.2	48.1	$ 12.0	0.1
Fees	8.2	5.1	3.0		0.1
Infrastructure	0.5		0.5
Comm. Social Resp.	6.1	0.7	5.4
Total Payments	$ 258.6	$ 236.9	$ 20.9	$ 0.3	$ 0.5